UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (94.90%)
CONSUMER DISCRETIONARY – (11.36%)
Consumer Durables & Apparel – (3.41%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	136,300	$6,071,528
Hunter Douglas NV (Netherlands)	276,659	11,079,874
		17,151,402
Consumer Services – (3.31%)
Yum! Brands, Inc.	337,570	16,672,582
Media – (3.59%)
Grupo Televisa S.A., ADR (Mexico)	230,660	4,241,837
Walt Disney Co.	459,110	13,846,758
		18,088,595
Retailing – (1.05%)
Expedia, Inc.	205,220	5,283,389
	Total Consumer Discretionary	57,195,968
CONSUMER STAPLES – (12.19%)
Food & Staples Retailing – (4.12%)
CVS Caremark Corp.	617,780	20,745,053
Food, Beverage & Tobacco – (8.07%)
Coca-Cola Co.	275,590	18,618,860
Heineken Holding NV (Netherlands)	156,065	6,022,895
Kraft Foods Inc., Class A	331,800	11,141,844
Nestle S.A. (Switzerland)	88,640	4,879,870
		40,663,469
	Total Consumer Staples	61,408,522
ENERGY – (4.79%)
Devon Energy Corp.	74,692	4,140,924
Occidental Petroleum Corp.	97,334	6,959,381
Tenaris S.A., ADR (Argentina)	195,110	4,965,550
Transocean Ltd.	169,029	8,069,444
	Total Energy	24,135,299
FINANCIALS – (15.18%)
Banks – (3.14%)
Commercial Banks – (3.14%)
Banco Santander Brasil S.A., ADS (Brazil)	162,040	1,186,133
U.S. Bancorp	52,120	1,226,905
Wells Fargo & Co.	555,860	13,407,343
		15,820,381
Diversified Financials – (8.65%)
Capital Markets – (2.87%)
Bank of New York Mellon Corp.	325,610	6,053,090
Charles Schwab Corp.	743,300	8,376,991
		14,430,081
Diversified Financial Services – (5.78%)
Oaktree Capital Group LLC, Class A, 144A (a)	626,590	28,196,550
Visa Inc., Class A	10,800	925,776
		29,122,326
		43,552,407

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (3.39%)
Property & Casualty Insurance – (2.40%)
Berkshire Hathaway Inc., Class B *	53,831	$3,824,154
Markel Corp. *	23,157	8,270,060
		12,094,214
Reinsurance – (0.99%)
Transatlantic Holdings, Inc.	102,345	4,965,779
		17,059,993
	Total Financials	76,432,781
HEALTH CARE – (12.58%)
Health Care Equipment & Services – (5.14%)
Baxter International Inc.	175,250	9,838,535
Becton, Dickinson and Co.	108,164	7,930,585
IDEXX Laboratories, Inc. *	117,610	8,115,678
		25,884,798
Pharmaceuticals, Biotechnology & Life Sciences – (7.44%)
Agilent Technologies, Inc. *	112,534	3,516,688
Johnson & Johnson	290,540	18,510,303
Merck & Co., Inc.	423,706	13,859,423
Techne Corp.	22,990	1,562,975
		37,449,389
	Total Health Care	63,334,187
INDUSTRIALS – (10.14%)
Capital Goods – (4.87%)
ABB Ltd., ADR (Switzerland)	184,620	3,153,309
Blount International, Inc. *	626,978	8,376,426
Lockheed Martin Corp.	64,828	4,709,106
Schindler Holding AG - Participation Certificate (Switzerland)	78,000	8,268,287
		24,507,128
Commercial & Professional Services – (2.91%)
Nielsen Holdings NV *	438,820	11,444,425
RPX Corp. *	156,640	3,240,882
		14,685,307
Transportation – (2.36%)
Clark Holdings, Inc. *(b)	958,000	431,100
Kuehne & Nagel International AG (Switzerland)	102,176	11,467,509
		11,898,609
	Total Industrials	51,091,044
INFORMATION TECHNOLOGY – (20.82%)
Semiconductors & Semiconductor Equipment – (3.20%)
Intel Corp.	127,810	2,726,826
Texas Instruments Inc.	502,130	13,381,765
		16,108,591
Software & Services – (14.11%)
Activision Blizzard, Inc.	478,770	5,694,969
Bankrate Inc. *	583,360	8,872,906
Google Inc., Class A *	58,283	29,990,683
International Business Machines Corp.	16,714	2,925,452
Microsoft Corp.	513,760	12,790,055

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
SAP AG, ADR (Germany)	139,911	$7,082,295
Youku.com Inc., ADR (China)*	225,120	3,682,963
		71,039,323
Technology Hardware & Equipment – (3.51%)
Harris Corp.	85,110	2,908,208
Hewlett-Packard Co.	658,364	14,780,272
		17,688,480
	Total Information Technology	104,836,394
MATERIALS – (7.24%)
Air Products and Chemicals, Inc.	82,110	6,270,740
Monsanto Co.	127,880	7,677,915
Sherwin-Williams Co.	104,300	7,751,576
Sigma-Aldrich Corp.	228,200	14,101,619
Sino-Forest Corp. (Canada)*	960,530	662,766
	Total Materials	36,464,616
TELECOMMUNICATION SERVICES – (0.60%)
America Movil SAB de C.V., Series L, ADR (Mexico)	137,440	3,034,675
	Total Telecommunication Services	3,034,675
TOTAL COMMON STOCK – (Identified cost $456,557,828)		477,933,486
STOCK WARRANTS – (0.79%)
FINANCIALS – (0.79%)
Banks – (0.79%)
Commercial Banks – (0.79%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	514,600	3,967,566
TOTAL STOCK WARRANTS – (Identified cost $4,031,327)		3,967,566
SHORT-TERM INVESTMENTS – (4.31%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.08%, 10/03/11, dated 09/30/11, repurchase value of $11,987,080 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 06/20/41, total market value $12,226,740)	$11,987,000	11,987,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.05%, 10/03/11, dated 09/30/11, repurchase value of $9,716,040 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.25%-3.50%, 05/31/13-07/31/18, total market value $9,910,320)	9,716,000	9,716,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $21,703,000)		21,703,000
Total Investments – (100.00%) – (Identified cost $482,292,155) – (c)		503,604,052
Other Assets Less Liabilities – (0.00%)		23,760
	Net Assets – (100.00%)	$503,627,812
ADR: American Depositary Receipt
ADS: American Depositary Share

*	Non-Income producing security.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2011 (Unaudited)

(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $28,196,550 or 5.60% of the Fund's net assets as of September 30, 2011.

(b)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2011.  The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2011, amounts to $431,100.  Transactions during the period in which the issuers were affiliates are as follows:

	Security	Shares December 31, 2010	Gross Additions	Gross Reductions	Shares September 30, 2011	Dividend Income
	Clark Holdings, Inc.	958,000	–	–	958,000	$–

(c)	Aggregate cost for federal income tax purposes is $490,066,963. At September 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation					$70,217,861
	Unrealized depreciation					(56,680,772)
		Net unrealized appreciation				$13,537,089

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2011 (Unaudited)

	Principal	Value
GOVERNMENT AGENCY NOTES – (0.70%)
Fannie Mae, 4.00%, 01/28/13	$400,000	$419,539
Federal Home Loan Bank, 5.30%, 06/15/12	649,085	664,517
TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $1,055,651)		1,084,056
MORTGAGES – (96.88%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (59.58%)
Fannie Mae, 4.50%, 01/25/14	172,593	177,684
Fannie Mae, 3.50%, 09/25/16	702	702
Fannie Mae, 5.00%, 02/25/17	46,449	46,472
Fannie Mae, 4.00%, 09/25/17	360,660	363,536
Fannie Mae, 4.00%, 01/25/19	1,050,943	1,092,685
Fannie Mae, 4.00%, 02/25/19	1,800,000	1,892,081
Fannie Mae, 4.00%, 04/25/19	5,000,000	5,351,180
Fannie Mae, 4.50%, 07/25/21	1,795	1,795
Fannie Mae, 4.00%, 07/25/23	2,731,859	2,817,732
Fannie Mae, 4.00%, 11/25/23	2,082,642	2,148,803
Fannie Mae, 0.4346%, 02/25/37 (a)	260,916	257,306
Fannie Mae, 0.4846%, 03/25/37 (a)	1,760,707	1,752,181
Fannie Mae, 0.7346%, 06/25/38 (a)	910,444	913,727
Freddie Mac, 4.00%, 09/15/16	258,263	259,228
Freddie Mac, 4.00%, 01/15/17	314,600	318,422
Freddie Mac, 3.50%, 01/15/18	339,891	348,853
Freddie Mac, 5.00%, 01/15/18	258,847	261,130
Freddie Mac, 4.50%, 05/15/18	4,000,000	4,265,142
Freddie Mac, 4.00%, 06/15/18	1,045,187	1,058,637
Freddie Mac, 4.50%, 07/15/18	1,431,032	1,515,752
Freddie Mac, 4.00%, 10/15/18	2,875,000	3,076,605
Freddie Mac, 5.00%, 05/15/19	197,160	200,023
Freddie Mac, 5.00%, 12/15/22	358,690	360,694
Freddie Mac, 4.50%, 09/15/23	2,598,185	2,725,235
Freddie Mac, 1.30%, 03/15/24 (a)	3,254,167	3,306,169
Freddie Mac, 3.50%, 07/15/24	3,158,079	3,263,720
Freddie Mac, 4.00%, 01/15/26	4,544,891	4,839,122
Freddie Mac, 4.00%, 01/15/28	4,576,156	4,734,973
Freddie Mac, 5.00%, 09/15/28	605,500	607,955
Freddie Mac, 4.50%, 06/15/29	1,682,524	1,689,043
Freddie Mac, 4.50%, 04/15/32	2,500,000	2,643,127
Freddie Mac, 6.00%, 01/15/33	500,843	515,525
Freddie Mac, 4.25%, 06/15/33	312,546	316,946
Freddie Mac, 5.00%, 01/15/34	3,714,602	3,941,496
Freddie Mac, 4.50%, 08/15/36	2,883,781	3,101,424
Freddie Mac, 0.629%, 11/15/37 (a)	3,767,082	3,772,535
Freddie Mac Reference REMIC, 5.125%, 06/15/18	1,661,794	1,698,713
Ginnie Mae, 4.50%, 10/20/20	976,121	989,000
Ginnie Mae, 4.00%, 11/20/30	2,447,328	2,471,816
Ginnie Mae, 5.00%, 02/16/32	2,244,597	2,270,828
Ginnie Mae, 5.00%, 08/20/32	488,361	490,556
Ginnie Mae, 4.00%, 05/20/33	4,579,260	4,896,162

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2011 (Unaudited)

	Principal	Value
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Ginnie Mae, 3.536%, 09/16/35	$5,382,474	$5,630,404
Ginnie Mae, 3.421%, 11/16/35	5,789,546	6,048,537
Ginnie Mae, 6.1496%, 04/20/37 (a)	3,367,602	3,816,242
	Total Collateralized Mortgage Obligations	92,249,898
FANNIE MAE POOLS – (34.39%)
4.563%, 01/01/15, Pool No. 725788	1,115,916	1,198,222
5.055%, 11/01/15, Pool No. 387686	4,632,778	5,175,135
6.00%, 09/01/17, Pool No. 665776	1,428,081	1,564,285
5.00%, 03/01/18, Pool No. 357369	616,487	665,729
4.50%, 08/01/18, Pool No. 254833	1,219,542	1,315,072
4.00%, 01/01/19, Pool No. 976841	887,777	945,094
3.50%, 09/01/20, Pool No. MA0521	2,191,205	2,317,336
3.00%, 12/01/20, Pool No. MA0605	4,359,061	4,537,426
4.00%, 07/01/25, Pool No. AD7151	2,830,720	2,985,171
6.50%, 07/01/32, Pool No. 635069	126,088	140,813
1.889%, 10/01/32, Pool No. 648917 (b)	1,128,540	1,169,999
4.835%, 05/01/35, Pool No. 826242 (b)	648,632	696,507
3.309%, 08/01/35, Pool No. AE0866 (b)	4,118,558	4,367,156
2.536%, 09/01/35, Pool No. AL0510 (b)	4,787,915	5,128,039
2.95%, 11/01/35, Pool No. AL0130 (b)	3,558,769	3,768,208
4.921%, 01/01/36, Pool No. 848973 (b)	759,014	809,898
5.615%, 04/01/36, Pool No. 851605 (b)	750,625	810,451
2.496%, 05/01/36, Pool No. AL0356 (b)	5,721,605	6,071,130
2.555%, 11/01/36, Pool No. AE0870 (b)	1,804,960	1,914,853
6.50%, 09/01/37, Pool No. AA0924	2,101,886	2,397,138
2.649%, 03/01/39, Pool No. AE0362 (b)	3,042,194	3,159,934
2.769%, 01/01/40, Pool No. AD0881 (b)	1,968,994	2,098,781
	Total Fannie Mae Pools	53,236,377
FREDDIE MAC POOLS – (2.91%)
5.00%, 03/01/12, Pool No. M80963	305,315	308,470
3.50%, 04/01/12, Pool No. M80974	565,915	569,108
5.00%, 05/01/12, Pool No. M80971	494,949	502,928
4.00%, 12/01/12, Pool No. M81008	346,428	354,944
5.50%, 12/01/18, Pool No. G11684	839,637	909,064
5.50%, 06/01/22, Pool No. G12688	555,638	601,930
2.615%, 12/01/34, Pool No. 1H1238 (b)	366,093	383,547
2.656%, 04/01/36, Pool No. 848422 (b)	833,074	883,123
	Total Freddie Mac Pools	4,513,114
TOTAL MORTGAGES – (Identified cost $148,658,624)		149,999,389
OTHER AGENCIES – (0.20%)
Housing Urban Development, 6.00%, 08/01/20	300,000	312,141
TOTAL OTHER AGENCIES – (Identified cost $309,841)		312,141

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2011 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (2.30%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.08%, 10/03/11, dated 09/30/11, repurchase value of $1,966,013 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 06/20/41, total market value $2,005,320)	$1,966,000	$1,966,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.05%, 10/03/11, dated 09/30/11, repurchase value of $1,593,007 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.25%-3.50%, 05/31/13-07/31/18, total market value $1,624,860)	1,593,000	1,593,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,559,000)	3,559,000
Total Investments – (100.08%) – (Identified cost $153,583,116) – (c)		154,954,586
Liabilities Less Other Assets – (0.08%)		(130,769)
	Net Assets – (100.00%)	$154,823,817

(a)
The interest rates on floating rate securities, shown as of September 30, 2011, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of September 30, 2011, may change daily or less frequently and are based on indices of market interest rates.
(c)	Aggregate cost for federal income tax purposes is $153,583,116. At September 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation	$1,868,286
Unrealized depreciation	(496,816)
Net unrealized appreciation	$1,371,470

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	September 30, 2011 (Unaudited)

	Principal	Value
FANNIE MAE – (6.02%)
6.125%, 03/15/12	$4,805,000	$4,935,803
1.00%, 04/04/12	4,500,000	4,518,641
0.2246%, 07/26/12 (a)	4,250,000	4,251,056
TOTAL FANNIE MAE – (Identified cost $13,705,500)		13,705,500
FEDERAL FARM CREDIT BANK – (8.34%)
0.12%, 12/07/11 (a)	2,850,000	2,850,048
4.625%, 12/08/11	1,000,000	1,008,146
2.00%, 01/17/12	500,000	502,640
0.1218%, 02/22/12 (a)	1,140,000	1,139,682
0.10%, 04/20/12 (a)	4,500,000	4,500,000
0.12%, 07/27/12 (a)	9,000,000	9,000,000
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $19,000,516)		19,000,516
FEDERAL HOME LOAN BANK – (21.27%)
4.875%, 11/18/11	2,845,000	2,862,386
0.275%, 11/28/11 (a)	4,600,000	4,600,854
0.32%, 12/06/11	245,000	245,033
4.75%, 12/09/11	750,000	756,290
0.18%, 12/21/11	1,400,000	1,400,053
0.75%, 12/21/11	200,000	200,224
1.00%, 12/28/11	250,000	250,496
2.10%, 01/26/12	500,000	503,022
0.21%, 02/28/12 (a)	6,625,000	6,627,577
0.205%, 03/23/12 (a)	4,500,000	4,502,283
0.11%, 06/22/12 (a)	13,000,000	12,998,530
0.115%, 07/02/12 (a)	4,500,000	4,500,000
0.11%, 07/18/12 (a)	9,000,000	9,000,000
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $48,446,748)		48,446,748
FREDDIE MAC – (10.49%)
0.2346%, 10/26/11 (a)	1,510,000	1,510,042
0.22%, 11/07/11 (a)	5,170,000	5,170,675
1.54%, 12/15/11	9,000,000	9,025,619
0.185%, 02/10/12 (a)	3,700,000	3,700,072
0.205%, 05/11/12 (a)	4,500,000	4,500,856
TOTAL FREDDIE MAC – (Identified cost $23,907,264)		23,907,264
OTHER AGENCIES – (5.61%)
AID - Israel, 0.3489%, 05/15/12 (Israel) (b)	4,500,000	4,490,285
FICO Strip, 0.3247%, 03/26/12 (b)	1,000,000	998,431
Tennessee Valley Authority, 6.79%, 05/23/12	4,000,000	4,170,977
Tennessee Valley Authority Strip, 0.1425%, 12/15/11 (b)	1,903,000	1,902,441
Tennessee Valley Authority Strip, 0.1536%, 12/15/11 (b)	1,209,000	1,208,618
TOTAL OTHER AGENCIES – (Identified cost $12,770,752)		12,770,752

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	September 30, 2011 (Unaudited)

	Principal	Value
PRIVATE EXPORT FUNDING – (2.64%)
4.90%, 12/15/11	$5,950,000	$6,006,743
	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $6,006,743)	6,006,743
REPURCHASE AGREEMENTS – (45.67%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.08%, 10/03/11, dated 09/30/11, repurchase value of $57,456,383 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 06/20/41, total market value $58,605,120)	57,456,000	57,456,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.05%, 10/03/11, dated 09/30/11, repurchase value of $46,574,194 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.25%-3.50%, 05/31/13-07/31/18, total market value $47,505,480)	46,574,000	46,574,000
	TOTAL REPURCHASE AGREEMENTS – (Identified cost $104,030,000)	104,030,000
Total Investments – (100.04%) – (Identified cost $227,867,523) – (c)		227,867,523
Liabilities Less Other Assets – (0.04%)		(98,409)
	Net Assets – (100.00%)	$227,769,114

(a)
The interest rates on floating rate securities, shown as of September 30, 2011, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.
(c)	Aggregate cost for federal income tax purposes is $227,867,523.

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (100.11%)
CONSUMER DISCRETIONARY – (1.62%)
Retailing – (1.62%)
Bed Bath & Beyond Inc. *	130,000	$7,450,950
	Total Consumer Discretionary	7,450,950
CONSUMER STAPLES – (2.30%)
Food & Staples Retailing – (2.30%)
CVS Caremark Corp.	315,500	10,594,490
	Total Consumer Staples	10,594,490
ENERGY – (3.01%)
Canadian Natural Resources Ltd. (Canada)	473,890	13,870,761
	Total Energy	13,870,761
FINANCIALS – (88.13%)
Banks – (16.19%)
Commercial Banks – (16.19%)
Banco Santander Brasil S.A., ADS (Brazil)	139,900	1,024,068
ICICI Bank Ltd., ADR (India)	121,697	4,225,320
SKBHC Holdings LLC *(a)	1,437	4,453,623
State Bank of India Ltd., GDR (India)	332,813	27,961,274
U.S. Bancorp	101,671	2,393,335
Wells Fargo & Co.	1,427,319	34,426,934
		74,484,554
Diversified Financials – (42.03%)
Capital Markets – (18.36%)
Ameriprise Financial, Inc.	131,154	5,162,221
Bank of New York Mellon Corp.	1,193,374	22,184,823
Brookfield Asset Management Inc., Class A (Canada)	680,090	18,736,480
Charles Schwab Corp.	125,998	1,419,997
Goldman Sachs Group, Inc.	138,492	13,094,419
Julius Baer Group Ltd. (Switzerland)	655,068	21,891,164
T. Rowe Price Group Inc.	41,530	1,985,134
		84,474,238
Consumer Finance – (9.72%)
American Express Co. (b)	967,182	43,426,472
First Marblehead Corp. *	1,305,032	1,331,132
		44,757,604
Diversified Financial Services – (13.95%)
Bank of America Corp.	121,264	742,136
Cielo S.A. (Brazil)	196,920	4,388,219
Oaktree Capital Group LLC, Class A, 144A (c)	972,000	43,740,000
RHJ International (Belgium)*	47,264	244,330
RHJ International, 144A (Belgium)*(a)(c)	396,550	2,059,046
Visa Inc., Class A	151,737	13,006,896
		64,180,627
		193,412,469
Insurance – (29.91%)
Multi-line Insurance – (6.32%)
Loews Corp. (b)	842,245	29,099,565

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (9.67%)
ACE Ltd.	17,396	$1,054,198
Markel Corp. *	67,186	23,994,136
Progressive Corp.	1,094,565	19,439,474
		44,487,808
Reinsurance – (13.92%)
Everest Re Group, Ltd.	197,972	15,715,017
Transatlantic Holdings, Inc.	996,096	48,330,578
		64,045,595
		137,632,968
	Total Financials	405,529,991
INDUSTRIALS – (4.73%)
Commercial & Professional Services – (4.73%)
Iron Mountain Inc.	687,600	21,741,912
	Total Industrials	21,741,912
MATERIALS – (0.32%)
Sino-Forest Corp. (Canada)*	2,123,000	1,464,870
	Total Materials	1,464,870
TOTAL COMMON STOCK – (Identified cost $392,467,770)		460,652,974
Total Investments – (100.11%) – (Identified cost $392,467,770) – (d)		460,652,974
Liabilities Less Other Assets – (0.11%)		(500,249)
	Net Assets – (100.00%)	$460,152,725

ADR: American Depositary Receipt
ADS: American Depositary Share
GDR: Global Depositary Receipt

*	Non-Income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $6,512,669 or 1.42% of the Fund’s net assets as of September 30, 2011.

(b)
A portion of these securities is pledged to cover unfunded capital commitments at September 30, 2011.  Unfunded capital commitments represent agreements which obligate a fund to meet capital calls in the future.  Payment would be made when a capital call is requested.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.  Unfunded capital commitments are recorded when capital calls are requested.  As of September 30, 2011, unfunded capital commitments amounted to $8,627,504.

(c)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $45,799,046 or 9.95% of the Fund's net assets as of September 30, 2011.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2011 (Unaudited)

(d)	Aggregate cost for federal income tax purposes is $397,056,671. At September 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$143,945,154
	Unrealized depreciation	(80,348,851)
	Net unrealized appreciation	$63,596,303

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (51.08%)
CONSUMER DISCRETIONARY – (9.10%)
Media – (2.59%)
News Corp., Class A	621,300	$9,614,618
Retailing – (6.51%)
Amazon.com, Inc. *	22,713	4,910,096
Kohl's Corp.	391,800	19,237,380
		24,147,476
	Total Consumer Discretionary	33,762,094
CONSUMER STAPLES – (3.97%)
Food & Staples Retailing – (2.67%)
Whole Foods Market, Inc.	152,000	9,927,880
Food, Beverage & Tobacco – (1.30%)
Tyson Foods, Inc., Class A	277,200	4,812,192
	Total Consumer Staples	14,740,072
ENERGY – (7.60%)
Devon Energy Corp.	198,100	10,982,664
Nabors Industries Ltd. *	636,900	7,808,394
Transocean Ltd.	196,431	9,377,616
	Total Energy	28,168,674
FINANCIALS – (5.51%)
Diversified Financials – (4.54%)
Consumer Finance – (2.83%)
ADFITECH, Inc. *	266,000	671,650
American Express Co.	219,000	9,833,100
		10,504,750
Diversified Financial Services – (1.71%)
Bank of America Corp.	890,876	5,452,161
Citigroup Inc.	35,186	901,465
		6,353,626
		16,858,376
Real Estate – (0.97%)
Forest City Enterprises, Inc., Class A *	335,900	3,580,694
	Total Financials	20,439,070
HEALTH CARE – (5.06%)
Health Care Equipment & Services – (2.51%)
Universal Health Services, Inc., Class B	274,500	9,333,000
Pharmaceuticals, Biotechnology & Life Sciences – (2.55%)
Valeant Pharmaceuticals International, Inc. (Canada)*	254,546	9,448,748
	Total Health Care	18,781,748
INDUSTRIALS – (10.97%)
Capital Goods – (6.66%)
General Electric Co.	465,200	7,089,648
Masco Corp.	529,500	3,770,040
Quanta Services, Inc. *	735,790	13,825,494
		24,685,182
Commercial & Professional Services – (4.31%)
School Specialty, Inc. *	532,363	3,787,763
Waste Connections, Inc.	360,750	12,200,565
		15,988,328
	Total Industrials	40,673,510

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2011 (Unaudited)

Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (3.72%)
Semiconductors & Semiconductor Equipment – (3.72%)
Fairchild Semiconductor International, Inc. *	481,897	$5,204,488
Intel Corp.	147,300	3,142,645
International Rectifier Corp. *	292,100	5,438,902
		13,786,035
Total Information Technology	13,786,035
MATERIALS – (3.70%)
Allegheny Technologies, Inc.	47,000	1,738,530
Freeport-McMoRan Copper & Gold Inc.	158,482	4,825,777
Sealed Air Corp.	323,000	5,394,100
United States Steel Corp.	80,500	1,771,805
	Total Materials	13,730,212
UTILITIES – (1.45%)
AES Corp. *	551,700	5,384,592
	Total Utilities	5,384,592
TOTAL COMMON STOCK – (Identified cost $225,352,812)		189,466,007
PREFERRED STOCK – (11.88%)
FINANCIALS – (5.78%)
Diversified Financials – (3.49%)
Diversified Financial Services – (3.49%)
Citigroup Capital XII, 8.50%, TRUPS	113,800	2,841,449
Citigroup Inc., 7.50%, Conv. Pfd., T-DECS	127,200	10,102,224
		12,943,673
Real Estate – (2.29%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	374,010	8,485,352
	Total Financials	21,429,025
INDUSTRIALS – (2.50%)
Capital Goods – (1.10%)
United Rentals Trust I, 6.50%, Conv. Pfd.	104,241	4,091,459
Transportation – (1.40%)
Continental Airlines Finance Trust II, 6.00%, Cum. Conv. Pfd.	153,200	5,189,650
	Total Industrials	9,281,109
UTILITIES – (3.60%)
AES Trust III, 6.75%, Conv. Pfd.	272,610	13,357,890
	Total Utilities	13,357,890
TOTAL PREFERRED STOCK – (Identified cost $39,802,919)		44,068,024
CONVERTIBLE BONDS – (32.28%)
CONSUMER DISCRETIONARY – (4.17%)
Retailing – (4.17%)
Best Buy Co., Inc., Conv. Sub., 2.25%, 01/15/22	$15,420,000	15,458,550
	Total Consumer Discretionary	15,458,550
CONSUMER STAPLES – (5.12%)
Food, Beverage & Tobacco – (5.12%)
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	15,672,000	18,982,710
	Total Consumer Staples	18,982,710

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2011 (Unaudited)

	Principal	Value
CONVERTIBLE BONDS – (CONTINUED)
ENERGY – (1.45%)
Transocean Inc., Conv. Sr. Notes, 1.50%, 12/15/37	$5,545,000	$5,399,444
	Total Energy	5,399,444
FINANCIALS – (7.27%)
Real Estate – (7.27%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	6,650,000	9,330,781
Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 4.25%, 08/15/18 (a)	7,720,000	6,243,936
Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 10/15/14	12,130,000	11,379,456
		26,954,173
	Total Financials	26,954,173
INDUSTRIALS – (4.09%)
Capital Goods – (1.40%)
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	3,075,000	5,185,219
Commercial & Professional Services – (2.69%)
School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	10,900,000	9,973,500
	Total Industrials	15,158,719
INFORMATION TECHNOLOGY – (4.01%)
Semiconductors & Semiconductor Equipment – (4.01%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	12,605,000	14,889,656
	Total Information Technology	14,889,656
MATERIALS – (6.17%)
Allegheny Technologies, Inc., Conv. Sr. Notes, 4.25%, 06/01/14	9,527,000	11,551,488
United States Steel Corp., Conv. Sr. Notes, 4.00%, 05/15/14	10,816,000	11,329,760
	Total Materials	22,881,248
TOTAL CONVERTIBLE BONDS – (Identified cost $121,099,373)		119,724,500
CORPORATE BONDS – (4.13%)
CONSUMER DISCRETIONARY – (0.77%)
Retailing – (0.77%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	2,400,000	2,850,799
	Total Consumer Discretionary	2,850,799
FINANCIALS – (0.62%)
Diversified Financials – (0.20%)
Consumer Finance – (0.20%)
ADFITECH, Inc., Sr. Bond, 8.00%, 03/15/20	1,040,991	747,644
Real Estate – (0.42%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	13,300,000	1,562,750
	Total Financials	2,310,394
HEALTH CARE – (0.24%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.24%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (a)	1,000,000	871,250
	Total Health Care	871,250
INDUSTRIALS – (2.50%)
Capital Goods – (2.50%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	9,500,000	9,274,033
	Total Industrials	9,274,033
TOTAL CORPORATE BONDS – (Identified cost $23,806,986)		15,306,476

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2011 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (0.23%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.08%, 10/03/11, dated 09/30/11, repurchase value of $479,003 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 06/20/41, total market value $488,580)	$479,000	$479,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.05%, 10/03/11, dated 09/30/11, repurchase value of $388,002 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.25%-3.50%, 05/31/13-07/31/18, total market value $395,760)	388,000	388,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $867,000)	867,000
Total Investments – (99.60%) – (Identified cost $410,929,090) – (c)		369,432,007
Other Assets Less Liabilities – (0.40%)		1,480,199
	Net Assets – (100.00%)	$370,912,206

T-DECS: Tangible Dividend Enhanced Common Stock
TRUPS: Trust Preferred Securities

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $16,445,967 or 4.43% of the Fund's net assets as of September 30, 2011.

(b)
This security is in default.  The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default.  As of September 30, 2011, the value of defaulted securities amounted to $1,562,750 (cost: $9,921,191) or 0.42% of the Fund's net assets.

(c)	Aggregate cost for federal income tax purposes is $410,977,069. At September 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation	$46,212,483
Unrealized depreciation	(87,757,545)
Net unrealized depreciation	$(41,545,062)

Please refer to “Notes to Schedule of Investments” on page 20 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (80.98%)
CONSUMER DISCRETIONARY – (0.99%)
Consumer Durables & Apparel – (0.99%)
Homebuilding – (0.99%)
Toll Brothers, Inc. *	145,000	$2,092,350
Total Consumer Discretionary		2,092,350
FINANCIALS – (76.68%)
Real Estate – (76.68%)
Real Estate Investment Trusts (REITs) – (72.33%)
Diversified REITs – (2.04%)
Vornado Realty Trust	57,814	4,314,081
Industrial REITs – (6.56%)
DCT Industrial Trust Inc.	1,238,900	5,438,771
EastGroup Properties, Inc.	167,300	6,380,822
Prologis, Inc.	83,000	2,012,750
		13,832,343
Office REITs – (23.40%)
Alexandria Real Estate Equities, Inc.	161,413	9,909,144
BioMed Realty Trust, Inc.	244,400	4,049,708
Boston Properties, Inc.	48,400	4,312,440
Brandywine Realty Trust	697,800	5,589,378
Coresite Realty Corp.	419,300	6,016,955
Corporate Office Properties Trust	58,538	1,274,958
Digital Realty Trust, Inc.	163,500	9,018,660
DuPont Fabros Technology Inc.	314,500	6,192,505
SL Green Realty Corp.	51,500	2,994,725
		49,358,473
Residential REITs – (15.50%)
American Campus Communities, Inc.	256,600	9,548,086
AvalonBay Communities, Inc.	36,400	4,151,420
Education Realty Trust, Inc.	370,000	3,178,300
Equity Residential	144,200	7,479,654
Essex Property Trust, Inc.	39,300	4,717,572
Post Properties, Inc.	104,600	3,633,804
		32,708,836
Retail REITs – (11.47%)
CBL & Associates Properties, Inc.	202,500	2,300,400
DDR Corp.	298,000	3,248,200
Macerich Co.	126,000	5,371,380
Regency Centers Corp.	19,500	688,935
Simon Property Group, Inc.	114,482	12,590,730
		24,199,645
Specialized REITs – (13.36%)
CubeSmart	208,500	1,778,505
Entertainment Properties Trust	104,000	4,053,920
Host Hotels & Resorts Inc.	200,000	2,188,000
Plum Creek Timber Co., Inc.	79,500	2,759,445
Public Storage	65,400	7,282,290
Rayonier Inc.	87,000	3,200,730

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Ventas, Inc.	140,300	$6,930,820
		28,193,710
		152,607,088
Real Estate Management & Development – (4.35%)
Real Estate Operating Companies – (4.35%)
Forest City Enterprises, Inc., Class A *	860,154	9,169,241
		161,776,329
	Total Financials	161,776,329
TELECOMMUNICATION SERVICES – (3.31%)
American Tower Corp., Class A *	129,900	6,988,620
	Total Telecommunication Services	6,988,620
TOTAL COMMON STOCK – (Identified cost $167,842,316)		170,857,299
PREFERRED STOCK – (9.51%)
FINANCIALS – (9.51%)
Real Estate – (9.51%)
Real Estate Investment Trusts (REITs) – (9.51%)
Industrial REITs – (1.93%)
Prologis, Inc., 6.75%, Series M	171,000	4,066,380
Office REITs – (6.31%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	468,943	10,639,144
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	79,500	2,675,668
		13,314,812
Retail REITs – (1.27%)
CBL & Associates Properties, Inc., 7.375%, Series D	114,160	2,671,630
	Total Financials	20,052,822
TOTAL PREFERRED STOCK – (Identified cost $10,254,696)		20,052,822
CONVERTIBLE BONDS – (4.31%)
FINANCIALS – (4.31%)
Real Estate – (4.31%)
Real Estate Investment Trusts (REITs) – (3.78%)
Office REITs – (3.78%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$4,815,000	6,756,047
SL Green Operating Partnership L.P., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	1,230,000	1,226,925
		7,982,972
Real Estate Management & Development – (0.53%)
Real Estate Operating Companies – (0.53%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	1,040,000	1,115,400
	Total Financials	9,098,372
TOTAL CONVERTIBLE BONDS – (Identified cost $7,068,509)		9,098,372

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2011 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (4.98%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.08%, 10/03/11, dated 09/30/11, repurchase value of $5,808,039 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 06/20/41, total market value $5,924,160)	$5,808,000	$5,808,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.05%, 10/03/11, dated 09/30/11, repurchase value of $4,708,020 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.25%-3.50%, 05/31/13-07/31/18, total market value $4,802,160)	4,708,000	4,708,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,516,000)	10,516,000
Total Investments – (99.78%) – (Identified cost $195,681,521) – (b)		210,524,493
Other Assets Less Liabilities – (0.22%)		455,638
	Net Assets – (100.00%)	$210,980,131

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $7,982,972 or 3.78% of the Fund's net assets as of September 30, 2011.

(b)	Aggregate cost for federal income tax purposes is $208,647,472. At September 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation	$23,231,969
Unrealized depreciation	(21,354,948)
Net unrealized appreciation	$1,877,021

Please refer to “Notes to Schedule of Investments” on page 20 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2011 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P., the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value.  For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund's own assumptions in determining the fair value of invesments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2011 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$40,044,566	$–	$–	$7,450,950	$33,762,094	$2,092,350
Consumer staples	50,505,757	–	–	10,594,490	14,740,072	–
Energy	24,135,299	–	–	13,870,761	28,168,674	–
Financials	52,203,797	–	–	307,239,600	41,196,445	179,153,483
Health care	63,334,187	–	–	–	18,781,748	–
Industrials	30,924,148	–	–	21,741,912	40,673,510	–
Information technology	104,836,394	–	–	–	13,786,035	–
Materials	35,801,850	–	–	–	13,730,212	–
Telecommunication services	3,034,675	–	–	–	–	6,988,620
Utilities	–	–	–	–	18,742,482	–
Total Level 1	404,820,673	–	–	360,897,713	223,581,272	188,234,453

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2011 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs – (Continued)
Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	$–	$151,395,586	$–	$–	$–	$–
Short-term	–	–	123,837,523	–	–	–
Convertible debt securities	–	–	–	–	119,724,500	9,098,372
Corporate debt securities	–	–	–	–	12,996,082	–
Equity securities*:
Consumer discretionary	17,151,402	–	–	–	–	–
Consumer staples	10,902,765	–	–	–	–	–
Financials	28,196,550	–	–	93,836,768	671,650	2,675,668
Industrials	20,166,896	–	–	–	9,281,109	–
Short-term securities	21,703,000	3,559,000	104,030,000	–	867,000	10,516,000
Total Level 2	98,120,613	154,954,586	227,867,523	93,836,768	143,540,341	22,290,040

Level 3 – Significant Unobservable
Inputs:
Corporate debt securities	–	–	–	–	2,310,394	–
Equity securities:
Financials	–	–	–	4,453,623	–	–
Materials	662,766	–	–	1,464,870	–	–
Total Level 3	662,766	–	–	5,918,493	2,310,394	–
Total Investments	$503,604,052	$154,954,586	$227,867,523	$460,652,974	$369,432,007	$210,524,493

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2011:

	Davis Opportunity Fund	Davis Financial Fund	Davis Appreciation & Income Fund
Investment Securities:
Beginning balance	$–	$2,853,406	$1,496,250
Change in unrealized depreciation	(2,524,227)	(8,613,209)	86,106
Amortization	–	–	584
Net purchases (sales)	–	6,688,094	–
Transfers into Level 3	3,186,993	4,990,202	727,454
Ending balance	$662,766	$5,918,493	$2,310,394

Change in unrealized depreciation during the period on Level 3 securities still held at September 30, 2011	$(2,524,227)	$(8,613,209)	$86,106

Transfers into Level 3 represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.  The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2011

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  November 29, 2011